Trade and other payables	12 Months Ended
Dec. 31, 2019
Trade And Other Payables [Abstract]
Trade and other payables

21 Trade and other payables

Accounting policy

Deferred income is recognised when either a customer has paid consideration, or RELX has an unconditional right to an amount of consideration, in advance of the goods and services being delivered.

	2019 £m	2018 £m
Trade payables	173	187
Accruals	684	711
Social security and other taxes	129	127
Other payables	422	407
Deferred income	2,071	2,000
Total	3,479	3,432

Trade and other payables are predominantly non-interest bearing and their carrying amounts approximate to their fair value.